Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026
Valuation Allowance [Line Items]
Net deferred tax liability				$ 24,606,000	$ 35,278,000
Net operating and other losses				152,873,000	113,376,000
Valuation allowance				54,700,000	10,790,000
Increase to valuation allowance			$ (32,800,000)	43,900,000
ITC, purchase price		$ 0.95
Tax credit transfer liability				45,800,000
Investment tax credit to be transferred		$ 48,200,000
Tax credit benefits realized	$ 500,000
ITC sales proceeds attributable to noncontrolling interests	$ 45,400,000			45,378,000	0	$ 0
Federal Net Operating Loss Carryforwards
Valuation Allowance [Line Items]
Valuation allowance				21,700,000
Federal Tax Credit Carryforwards
Valuation Allowance [Line Items]
Valuation allowance				13,700,000
Federal Capital Loss Carryforwards
Valuation Allowance [Line Items]
Valuation allowance				5,500,000
State Net Operating Loss Carryforward
Valuation Allowance [Line Items]
Valuation allowance				13,800,000
Domestic Tax Authority
Valuation Allowance [Line Items]
Tax credit carryforwards, subject to expiration				19,100,000	19,500,000
Increase to valuation allowance			$ (28,000,000.0)
Federal net operating loss carryforwards				569,000,000.0	420,000,000.0
Domestic Tax Authority | Tax Credit Carryforward Indefinitely
Valuation Allowance [Line Items]
Federal net operating loss carryforwards				503,600,000	380,900,000
Domestic Tax Authority | Tax Credit Carryforward, Expiring In 2030
Valuation Allowance [Line Items]
Federal net operating loss carryforwards				26,200,000
Domestic Tax Authority | Tax Credit Carryforward, Expiring In 2036 And 2037
Valuation Allowance [Line Items]
Federal net operating loss carryforwards					$ 39,100,000
Domestic Tax Authority | Forecast | Tax Credit Carryforward, Expiring In 2036 And 2037
Valuation Allowance [Line Items]
Federal net operating loss carryforwards							$ 39,100,000
Location, Statement of Financial Position, Balance [Axis]: us-gaap:DeferredIncomeTaxLiabilitiesNet
Valuation Allowance [Line Items]
Deferred tax assets, net				$ 37,900